SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SHARE-BASED PAYMENTS

25.	SHARE-BASED PAYMENTS

Currently, the Company has two share-based payment programs: (i) the Stock Option Plan, approved at the Extraordinary General Meeting held on July 30, 2013 (the “Stock Option Plan”); and (ii) the Share-based Plan approved at the Extraordinary General Meeting of April 29, 2016, as amended at the Extraordinary General Meeting held on April 24, 2020 (“Share-Based Plan”). Each plan may periodically issue different programs stock options, restricted stock units (RSUs) and performance stock units (PSUs). These programs allow employees and members of senior management members, as nominated by the Board of Directors and the People Committee, to acquire shares of the Company through the exercise of stock options or to receive shares directly.

25.1 Share-Based Plan

In this plan, certain employees and members of the Management are eligible to receive Company shares, including in the form of ADRs. The shares subject to the Share-Based Plan are the RSUs and the PSUs.

The delivery of RSUs and PSUs are made without charge, and the vesting period may vary between three to five years from the corresponding grant date, depending on the share-based payment program. RSUs and PSUs may entitle participates the right to receive additional shares with the same conditions, such as compensation dividends and interest on capital declared and paid by the Company during the vesting period. The right to receive restricted, performance and additional shares, can be fully or partially lost depending on circumstances, including cases of dismissal or resignation during the vesting period.

25.1.1 Other disclosures of the Share-Based plan

During the period ended December 31, 2025, the Company granted 33,898 thousand restricted and performance shares under the Share-Based Plan (25,603 thousand in December 31, 2024 and 33,686 thousand in 2023), representing a fair value of approximately R$441.7 in December 31, 2025 (R$327.5 in December 31, 2024 and R$463.5 in 2023).

The total number of shares granted to employees, under the Share-Based Plan, which will be delivered in the future upon the fulfilment of certain conditions, is presented below:

Restricted and performance stock units

Thousand restricted shares	2025	2024	2023

Restricted and performance stocks outstanding at January	119,481	118,996	108,854
New restricted and performance stocks during the period	33,898	25,603	33,686
Restricted and performance stocks vested during the period	(48,663)	(20,256)	(18,309)
Restricted and performance stocks forfeited during the period	(4,823)	(4,862)	(5,235)
Restricted and performance stocks outstanding at the end of the year	99,893	119,481	118,996

25.2 Option Plan

Since 2020, the Company no longer grants its employees and senior executives stock options recognized in accordance with IFRS 2 - Share-Based Payment. However, there are stock options granted in previous periods that are already exercisable but not expired, and remain valid within the scope of the programs issued under the Option Plan and are subject to the accounting treatment mentioned. In the Options Plan, the vesting period, therefore, and the exercise period are generally of five years.

In addition, some employees of the Company and its subsidiaries, who receive their variable compensation in cash, have the option, according to their position, to choose to allocate part or all the amount received as such to the acquisition of shares issued by Ambev, these shares are called "voluntary shares" and are granted under the Stock Option Plan. In general, voluntary shares are entitled to dividends from the date of grant and are subject to a vest period of three to five years (look-up). These shares are granted at market price with a discount applied of up to 20%. The discount is delivered in the form of discounted shares. Executives who invest in voluntary shares also receive one and a half times the number of corresponding shares for each voluntary share acquired, up to a limited total percentage of each executive's variable remuneration. These matching shares are also delivered in the form of restricted shares [matching shares].

As the Voluntary shares are granted under the Stock Option Plan and are part of the variable compensation earned by eligible executives, they are recognized as an expense in the income statement against liabilities. The restricted shares mentioned (discounted shares and matching shares) are granted under the Option Plan, in accordance with the conditions mention in item 25.1 above and are recognized in accordance with the accounting treatment set out in this note, according to IFRS 2 - Share-Based Payment.

25.2.1 Other disclosures of the Stock Options Plan

Stock options have neither granted neither have been exercised during the years ended in December 31, 2025, December 31, 2024 and December 31, 2023. The total number of outstanding stock options is as follows:

Thousand options	2025	2024	2023

Options outstanding at January 1	72,466	87,961	99,717
Options forfeited during the period	(12,275)	(15,495)	(11,756)
Options outstanding at the end of the year	60,191	72,466	87,961

In December 31, 2025 the exercise prices of the outstanding options ranged from R$16.34 (R$16.34 in December 31, 2024 and R$15.95 in 2023) to R$22.40 (R$22.40 in December 31, 2024 and R$32.81 in 2023) and the remaining exercise period for these options is up to 47.00 months. Of the 60,191 thousand outstanding options (72,466 thousand in December 31, 2024 and 87,961 thousand in 2023), 60,191 thousand options were vested in December 31, 2025 (72,465 thousand in December 31, 2024 and 68,635 thousand in 2023).

The weighted average exercise price of the options is as follows:

In R$ per share	2025	2024	2023

Options outstanding on January 1	18.26	18.86	19.39
Options forfeited during the period	18.39	22.30	22.68
Options outstanding at the end of the period	18.91	18.26	18.86
Options exercisable at the end of the period	18.91	18.26	19.08

During the year ended December 31, 2025 and 2024 there was no exercise of the options, as the exercise price remained above the market value of the Company's shares. The balance of outstanding deferred shares refers exclusively to grants made in previous years, which remain subject to transfer restriction periods of three to five years from the date of their grant. (as at December 31, 2023, 47 thousand deferred shares had been granted which were valued based on the Company’s stock price on the trading day immediately prior to the grant date, representing a fair value of approximately R$0.6). The number of deferred shares, which will be delivered in the future as per the conditions originally established, is as set out below:

Thousand deferred shares	2025	2024	2023

Deferred stocks outstanding at January 1	936	936	889
New deferred stocks during the period	-	-	47
Deferred stocks outstanding at the end of the year	936	936	936

The Company carries out periodic share buybacks when necessary to meet demand for shares to be delivered under the plans mentioned above.

25.3 Expenses related to share-based payments

The share-based payments transactions described above generated an expense of R$426.5 in December 31, 2025 (R$393.8 and R$333.4 in December 31, 2024 and 2023, respectively), which was recorded under administrative expenses.

Accounting policies

Under the Share-Based Plan, the reference price per restricted share is defined on the stock grant date based on the share price of the trading session on B3 immediately prior to the shares granting, except for the performance shares, which the fair value is defined at the grant date based on “Monte Carlo” pricing method. After defining the reference price, based on number of grant shares, the calculated amount is recorded as expense against equity. For the vesting period, during which participants unconditionally acquire the right to benefits. The shares offered to the professional through the Restricted Stock Plan may not be sold, assigned, or transferred to third parties for the duration of the program, starting from the grant date. The settlement of the programs under the Stock Plan is carried out exclusively through the delivery of equity instruments (shares), which are transferred to the participants in accordance with the terms and timeframes established in the respective programs.

For all stock option programs, the fair value of the shares is estimated as at the option grant date, using the “Hull Binomial” pricing model, adjusted to reflect the IFRS 2 - Share-based Payment requirement that assumptions regarding forfeiture before the end of the vesting period cannot impact the fair value of the option. The fair value of the share options is estimated at the grant date, using an option pricing model. Based on the expected number of options that will be exercised, the fair value of the options granted is recognized as an expense over the vesting period with a corresponding credit to equity. When the options are exercised, the equity is increased by the amount of the proceeds received. The settlement of the programs under the Stock Option Plan is carried out through the delivery of equity instruments (shares) or in cash in an amount equivalent to the number of options held by the participant.

Additionally, on some occasions, employees and executives of AB InBev are may be expatriated to the Company. In these cases, the 'compensation cost' related to options for acquiring shares and restricted shares of AB InBev is recognized in the income statement with a corresponding entry in equity, proportionally to the period of expatriation. At the time of delivery of the equity instruments, the referred amount is reimbursed to AB InBev.

Conversely, when employees and executives who hold options for acquiring shares and restricted shares of the Company are expatriated to AB InBev, the compensation cost is recognized by AB InBev proportionally to the period of expatriation, and the Company is reimbursed at the time of delivery of its equity instruments to employees and executives of AB InBev.

The Company's share-based payment plans are settled in shares.